Postretirement Benefit Plans (Acturial Assumptions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015
Pension Benefit Plan [Member]
Actuarial Assumptions [Abstract]
Discount rate					750.00%
Pension Benefit Plan [Member] | Principal pension plans [Member]
Actuarial Assumptions [Abstract]
Discount rate	4.02%	4.85%	3.96%	4.21%
Compensation increases	4.10%	4.00%	3.90%	3.75%
Expected return on assets	7.50%	7.50%	8.00%	8.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Actuarial Assumptions [Abstract]
Discount rate	3.53%	4.39%	3.92%	4.42%
Compensation increases	3.60%	3.76%	3.30%	4.31%
Expected return on assets	6.95%	6.92%	6.82%	7.09%
Pension Benefit Plan [Member] | Mortality Assumption [Member]
Actuarial Assumptions [Abstract]
Defined Benefit Plan Benefit Obligation Increase Decrease	$ 3,953
Retiree Benefit Plan [Member]
Actuarial Assumptions [Abstract]
Discount rate					700.00%
Weighted average discount rate used for determination of costs	4.47%	3.77%	3.94%
Retiree Benefit Plan [Member] | Principal Retiree Health and Life Insurance Plans [Member]
Actuarial Assumptions [Abstract]
Discount rate	3.89%	4.61%	3.74%	4.09%
Compensation increases	4.10%	4.00%	3.90%	3.75%
Expected return on assets	7.00%	7.00%	7.00%	7.00%
Initial healthcare trend rate	6.00%	6.00%	6.50%	7.00%
Ultimate declining initial healthcare trend rate	5.00%
Retiree Benefit Plan [Member] | Mortality Assumption [Member]
Actuarial Assumptions [Abstract]
Defined Benefit Plan Benefit Obligation Increase Decrease	$ 612